Annual Fund Operating Expenses - Voya Solution 2025 Portfolio	May 01, 2021	[1]
Class ADV
Operating Expenses:
Management Fees	0.22%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.52%
Total Annual Portfolio Operating Expenses	1.32%	[3]
Waivers and Reimbursements	(0.10%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.22%
Class I
Operating Expenses:
Management Fees	0.22%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.52%
Total Annual Portfolio Operating Expenses	0.82%	[3]
Waivers and Reimbursements	(0.10%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.72%
Class S
Operating Expenses:
Management Fees	0.22%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.52%
Total Annual Portfolio Operating Expenses	1.07%	[3]
Waivers and Reimbursements	(0.10%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%
Class S2
Operating Expenses:
Management Fees	0.22%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	0.40%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.52%
Total Annual Portfolio Operating Expenses	1.22%	[3]
Waivers and Reimbursements	(0.10%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.12%
Class T
Operating Expenses:
Management Fees	0.22%	[2]
Distribution and/or Shareholder Services (12b-1) Fees	0.70%
Other Expenses	0.08%
Acquired Fund Fees and Expenses	0.52%
Total Annual Portfolio Operating Expenses	1.52%	[3]
Waivers and Reimbursements	(0.10%)	[4]
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	1.42%

[1]	Expense information has been restated to reflect current contractual rates.
[2]	The Portfolio's Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.20% of the Portfolio's average daily net assets invested in Underlying Funds within the Voya family of funds, and 0.40% of the Portfolio's average daily net assets invested in direct investments.
[3]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[4]	The adviser is contractually obligated to limit expenses to 1.28%, 0.78%, 1.03%, 1.18%, and 1.48% of Class ADV, Class I, Class S, Class S2, and Class T shares, respectively, through May 1, 2022. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. In addition, the adviser is contractually obligated to further limit expenses to 1.22%, 0.72%, 0.97%, 1.12%, and 1.42% of Class ADV, Class I, Class S, Class S2, and Class T shares, respectively, through May 1, 2022. The limitations do not extend to interest, taxes, investment-related costs, leverage expenses and extraordinary expenses. Termination or modification of these obligations requires approval by the Portfolio’s board.